Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Furniture and office equipment	Computers and electronic equipment	Leasehold improvements	Molds and production equipment	Total
Cost
As of January 1, 2023	451	289	70	1,155	1,965
Additions	2	2	-	1	3
As of December 31, 2023	451	291	70	1,156	1,968
Additions	41	16	22	33	112
Derecognitions	-	-	(69)	-	(69)
As of December 31, 2024	492	307	23	1,189	2,011

Accumulated depreciation
As of January 1, 2023	443	280	59	1,036	1,818
Additions	1	4	6	45	56
As of December 31, 2023	444	284	65	1,081	1,874
Additions	2	7	2	30	41
Derecognitions	-	-	(65)	-	(65)
As of December 31, 2024	446	291	2	1,111	1,850

Amortized cost
As of December 31, 2024	46	16	21	78	161

As of December 31, 2023	7	7	8	75	94